CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	€ 5,262	€ 5,153	€ 10,314	€ 9,683
Cost of sales	(3,209)	(3,043)	(5,994)	(5,992)
Gross profit	2,053	2,110	4,320	3,691
Selling expense	(1,658)	(1,400)	(3,394)	(2,785)
Administrative expenses	(1,392)	(1,154)	(2,624)	(2,348)
Research and development expenses	(1,514)	(1,315)	(3,111)	(2,812)
Other operating expenses	(132)	(1,001)	(490)	(1,191)
Other operating income	440	85	842	382
Operating loss	(2,203)	(2,675)	(4,457)	(5,063)
Finance expense	(549)	(2)	(592)	(49)
Finance income	11	3	732	7
Financial result	(538)	1	140	(42)
Loss before income taxes	(2,741)	(2,674)	(4,317)	(5,105)
Income taxes	(7)		(13)
Net loss	(2,748)	(2,674)	(4,330)	(5,105)
Other comprehensive income	(12)	315	(91)	330
Total comprehensive loss	(2,760)	(2,359)	(4,421)	(4,775)
Loss attributable to:
Owners of the Company	(2,739)	(2,667)	(4,315)	(5,096)
Non-controlling interests	(9)	(7)	(15)	(9)
Net loss	(2,748)	(2,674)	(4,330)	(5,105)
Total comprehensive loss attributable to:
Owners of the Company	(2,751)	(2,352)	(4,406)	(4,766)
Non-controlling interests	(9)	(7)	(15)	(9)
Total comprehensive loss	€ (2,760)	€ (2,359)	€ (4,421)	€ (4,775)
Weighted average number of ordinary shares outstanding (in shares)	3,720,000	3,720,000	3,720,000	3,720,000
Loss per share - basic/ diluted (in EUR per share)	€ (0.74)	€ (0.72)	€ (1.16)	€ (1.37)